Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES
6.	INVENTORIES

Inventories consist of the following:

	December 31,	December 31,
	2025	2024
Commodity inventories and trading goods	$32,602	$35,776
Allowance for inventory obsolescence	(8,620)	(2,765)
Total Inventory, net	23,982	33,011

The Company’s inventories primarily consist of commodity trading goods, including metal-related products, agricultural commodities, and other materials.

Inventory is stated at the lower of cost or net realizable value. During the year ended December 31, 2025, the Company recorded inventory write-downs of $8,620 (2024: $2,765) primarily related to obsolete or slow-moving inventory and declines in estimated realizable value for certain inventory categories.

The determination of NRV involves significant judgment and estimates, particularly for inventories held for extended periods and inventories subject to commodity price volatility. In estimating NRV, the Company considers factors including observable commodity prices, inventory age, expected selling prices, estimated recoverable value, historical transaction experience, market conditions, and estimated costs to complete and sell inventory.

Certain commodity inventories are held as part of the Company’s trading strategy and may remain in inventory for extended periods pending favorable market conditions. Accordingly, actual realizable values may differ from estimates and may be affected by future changes in commodity prices, market liquidity, customer demand, and timing of sale.